SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The tables below provide each segment’s results in the format that the CODM reviews its reporting segments to make decisions and assess performance.

FOR THE YEAR ENDED DEC. 31 2022 US$ MILLIONS	Reinsurance[1]	Pension Risk Transfer[2]	Direct Insurance[3]	Total
Net premiums and other policy related revenues	$—	$1,555	$1,456	$3,011
Other net investment income, including funds withheld	277	120	717	1,114
Segment revenues	277	1,675	2,173	4,125
Benefits paid on insurance contracts, net	(207)	(156)	(1,189)	(1,552)
Changes in insurance reserves, net	68	(1,483)	248	(1,167)
Interest credited to other policyholder account balances	—	—	(156)	(156)
Other insurance and reinsurance expenses	(78)	—	(413)	(491)
Changes in deferred acquisition costs	—	—	122	122
Operating expenses excluding transactions costs	(21)	(15)	(329)	(365)
Interest expense	—	—	(41)	(41)
Current income tax (expense) recovery	—	—	(21)	(21)
Segment DOE	39	21	394	454
Depreciation expense				(13)
Income tax expenses				(10)
Transaction costs				(31)
Market risk benefit				127
Mark-to-market on investments and derivatives				(26)
Net income				$501

1.Net premiums in the Reinsurance segment are attributed to insurance contracts assumed from other companies.
2.Net premiums in the PRT segment include $2 million of insurance contracts ceded to other counterparties.
3.Net premiums in the Direct Insurance segment include $649 million of insurance contracts ceded to other counterparties.

FOR THE YEAR ENDED DEC. 31 2021 US$ MILLIONS	Reinsurance	Pension Risk Transfer	Total
Net premiums	$—	$1,016	$1,016
Other net investment income, including funds withheld	22		22
Segment revenues	22	1,016	1,038
Benefits paid on insurance contracts, net	(42)	—	(42)
	—		—
Changes in insurance reserves, net	49	(993)	(944)
Other insurance and reinsurance expenses	(9)		(9)
Operating expenses excluding transactions costs	(6)	(12)	(18)
Interest expense	(1)		(1)
Segment DOE	13	11	24
Income tax expenses			(2)
Transaction costs			(8)
Mark-to-market on investments and derivatives			(126)
Net income			$(112)

FOR THE YEAR ENDED DEC. 31 2020 US$ MILLIONS	Pension Risk Transfer	Total
Net premiums	$431	$431
Other net investment income, including funds withheld	30	30
Segment revenues	461	461
Benefits paid on insurance contracts, net	(453)	(453)
Other corporate expenses	(6)	(6)
Current income tax expense	(1)	(1)
Segment DOE	1	1
Mark-to-market on investments and derivatives		6
Net income		$7
For the purpose of monitoring segment performance and allocating resources between segments, the CODM monitors the assets, including investments accounted for using the equity method, liabilities and common equity attributable to each segment.

AS AT DEC.31, 2022 US$ MILLIONS	Reinsurance	Pension Risk Transfer	Direct Insurance	Other[1]	Total
Assets	$9,316	$3,420	$29,541	$1,181	$43,458
Liabilities	7,644	3,216	25,786	2,547	39,193
Equity and other	1,672	204	3,755	(1,366)	4,265

AS AT DEC.31, 2021 US$ MILLIONS	Reinsurance	Pension Risk Transfer	Direct Insurance	Other[1]	Total
Assets	$8,007	$2,487	$—	$1,083	$11,577
Liabilities	6,890	2,356	—	986	10,232
Equity and other	1,117	131	—	97	1,345

AS AT DEC.31, 2020 US$ MILLIONS	Reinsurance	Pension Risk Transfer	Direct Insurance	Other[1]	Total
Assets	$—	$1,414	$—	$—	$1,414
Liabilities	—	1,285	—	—	1,285
Equity	—	129	—	—	129
1.Other represents assets, liabilities and common equity attributable to other activities that do not constitute a segment.

Long-Lived Assets by Geographic Areas

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021
United States	$1,696	$1,088
Canada	66	31
Bermuda	8	—
Cayman Islands	174	181
Total non-current assets	$1,944	$1,300